Fees and Expenses	May 01, 2026
Conservative Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses[1]	0.26%	0.26%
Total Annual Fund Operating Expenses[2]	0.58%	0.83%

[1]Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.

[2]Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$59	$186	$324	$726
Class II	85	265	460	1,025

Expense Example Closing [Text Block]	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	28.00%
Moderate Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses[1]	0.28%	0.28%
Total Annual Fund Operating Expenses[2]	0.60%	0.85%

[1]Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.

[2]Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$61	$192	$335	$750
Class II	87	271	471	1,049

Expense Example Closing [Text Block]	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	32.00%
Aggressive Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses[1]	0.27%	0.27%
Total Annual Fund Operating Expenses[2]	0.59%	0.84%
[1]	Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$60	$189	$329	$738
Class II	86	268	466	1,037

Expense Example Closing [Text Block]	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	34.00%
Diversified Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.25%	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses[1]	0.44%	0.44%
Total Annual Fund Operating Expenses[2]	0.71%	0.96%
[1]	Fees and expenses expected to be incurred indirectly by the Fund in the current fiscal year as a result of investing in shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$73	$227	$395	$883
Class II	98	306	531	1,178

Expense Example Closing [Text Block]	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Core Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.55%	0.55%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.58%	0.83%

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$59	$186	$324	$726
Class II	85	265	460	1,025

Expense Example Closing [Text Block]	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
Large Cap Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.60%	0.60%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.62%	0.87%

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$63	$199	$346	$774
Class II	89	278	482	1,073

Expense Example Closing [Text Block]	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	24.00%
Large Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses:(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.80%	0.80%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.83%	1.08%

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$85	$265	$460	$1,025
Class II	110	343	595	1,317

Expense Example Closing [Text Block]	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
Mid Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.93%	1.18%

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$95	$296	$515	$1,143
Class II	120	375	649	1,432

Expense Example Closing [Text Block]	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Madison Target Retirement 2020 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.06%
Acquired Fund Fees and Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.47%

[1] Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.

[2] Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$48	$151	$263	$591

Expense Example Closing [Text Block]	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Madison Target Retirement 2030 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.06%
Acquired Fund Fees and Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	0.47%

[1] Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.

[2] Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$48	$151	$263	$591

Expense Example Closing [Text Block]	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	31.00%
Madison Target Retirement 2040 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.06%
Acquired Fund Fees and Expenses[1]	0.18%
Total Annual Fund Operating Expenses[2]	0.49%

[1] Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.

[2] Total annual fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$50	$157	$274	$616

Expense Example Closing [Text Block]	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%
Madison Target Retirement 2050 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total annual Fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.06%
Acquired Fund Fees and Expenses[1]	0.19%
Total Annual Fund Operating Expenses[2]	0.50%

[1] Fees and expenses incurred indirectly by the Fund as a result of investing in the shares of one or more underlying funds.

[2] Total annual Fund operating expenses for the year ended December 31, 2025 do not correlate to the ratio of expenses to average net assets provided in the financial highlights section of the prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The example assumes you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class I	$51	$160	$280	$628

Expense Example Closing [Text Block]	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in total annual Fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%